Common Stock and Stock Plans	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Common Stock and Stock Plans

Note 21: Common Stock and Stock Plans
Common Stock
Table 21.1 presents our reserved, issued and authorized shares of common stock at December 31, 2019.

Table 21.1: Common Stock Shares

Number of shares
Dividend reinvestment and common stock purchase plans	6,774,855
Director plans	375,293
Stock plans (1)	488,214,122
Convertible securities and warrants	65,835,437
Total shares reserved	561,199,707
Shares issued	5,481,811,474
Shares not reserved or issued	2,956,988,819
Total shares authorized	9,000,000,000

(1)	Includes employee restricted share rights, performance share awards, 401(k), and deferred compensation plans.

In connection with our participation in the Capital Purchase Program (CPP), a part of the Troubled Asset Relief Program (TARP), we issued to the U.S. Treasury Department warrants to purchase 110,261,688 shares of our common stock with an original exercise price of $34.01 per share. The warrants expired on October 29, 2018, and the holders of 110,646 unexercised warrants as of the expiration date are no longer entitled to receive any shares of our common stock. Holders exercised no warrants and 23,217,208 warrants to purchase shares of our common stock in 2019 and 2018, respectively.
Dividend Reinvestment and Common Stock Purchase Plans
Participants in our dividend reinvestment and common stock direct purchase plans may purchase shares of our common stock at fair market value by reinvesting dividends and/or making optional cash payments under the plan’s terms.

Employee Stock Plans
We offer stock-based employee compensation plans as described below. For information on our accounting for stock-based compensation plans, see Note 1 (Summary of Significant Accounting Policies).

LONG-TERM INCENTIVE COMPENSATION PLANS  Since 2010, we have granted restricted share rights (RSRs) and performance share awards (PSAs) as our primary long-term incentive awards using our Long-Term Incentive Compensation Plan (LTICP).
Holders of RSRs and PSAs may be entitled to receive additional RSRs and PSAs (dividend equivalents) or cash payments equal to the cash dividends that would have been paid had the RSRs or PSAs been issued and outstanding shares of common stock. RSRs and PSAs granted as dividend equivalents are subject to the same vesting schedule and conditions as the underlying award.
Table 21.2 summarizes the major components of stock incentive compensation expense and the related recognized tax benefit.

Table 21.2: Stock Incentive Compensation Expense

	Year ended December 31,
(in millions)	2019	2018	2017
RSRs (1)	$1,109	1,013	743
Performance shares	108	9	112
Stock options	—	—	(6)
Total stock incentive compensation expense	$1,217	1,022	849
Related recognized tax benefit	$301	252	320

(1)	In February 2018, a total of 11.9 million RSRs were granted to all eligible team members in the U.S., and eligible team members outside the U.S., referred to as broad-based RSRs.

For various acquisitions and mergers, we converted employee and director stock options of acquired or merged companies into stock options to purchase our common stock based on the terms of the original stock option plan and the agreed-upon exchange ratio. In addition, we converted restricted stock awards into awards that entitle holders to our stock after the vesting conditions are met. Holders receive cash dividends on outstanding awards if provided in the original award.
The total number of shares of common stock available for grant under the plans at December 31, 2019, was 246 million.

Director Awards
Beginning in 2011, we granted only common stock awards under the LTICP to non-employee directors elected or re-elected at the annual meeting of stockholders and prorated awards to directors who join the Board at any other time. Stock awards vest immediately. Options also were granted to directors prior to 2011 and can be exercised after 12 months through the tenth anniversary of the grant date.

Restricted Share Rights
Holders of RSRs are entitled to the related shares of common stock at no cost generally vesting over three to five years after the RSRs are granted. A summary of the status of our RSRs at December 31, 2019, and changes during 2019 is presented in Table 21.3.

Table 21.3: Restricted Share Rights

	Number	Weighted- average grant-date fair value
Nonvested at January 1, 2019	45,572,498	$54.85
Granted	22,743,879	49.32
Vested	(15,281,949)	55.03
Canceled or forfeited	(2,118,967)	55.37
Nonvested at December 31, 2019	50,915,461	52.30

The weighted-average grant date fair value of RSRs granted during 2018 and 2017 was $58.47 and $57.54, respectively.
At December 31, 2019, there was $1.0 billion of total unrecognized compensation cost related to nonvested RSRs. The cost is expected to be recognized over a weighted-average period of 2.4 years. The total fair value of RSRs that vested during 2019, 2018 and 2017 was $773 million, $824 million and $865 million, respectively.
Performance Share Awards
Holders of PSAs are entitled to the related shares of common stock at no cost subject to the Company’s achievement of specified performance criteria over a three-year period. PSAs are granted at a target number based on the Company’s performance. The number of awards that vest can be adjusted downward to zero and upward to a maximum of either 125% or 150% of target. The awards vest in the quarter after the end of the performance period. For PSAs whose performance period ended December 31, 2019, the determination of the number of performance shares that will vest will occur in first quarter of 2020 after review of the Company’s performance by the Human Resources Committee of the Board.
A summary of the status of our PSAs at December 31, 2019, and changes during 2019 is in Table 21.4, based on the performance adjustments recognized as of December 2019.

Table 21.4: Performance Share Awards

	Number	Weighted- average grant-date fair value (1)
Nonvested at January 1, 2019	5,984,686	$49.91
Granted	2,320,530	49.26
Vested	(1,610,502)	48.59
Canceled or forfeited	(190,501)	56.48
Nonvested at December 31, 2019	6,504,213	49.81

(1)	Reflects approval date fair value for grants subject to variable accounting.

The weighted-average grant date fair value of performance awards granted during 2018 and 2017 was $58.62 and $57.14, respectively.
At December 31, 2019, there was $29 million of total unrecognized compensation cost related to nonvested performance awards. The cost is expected to be recognized over a weighted-average period of 1.6 years. The total fair value of PSAs that vested during 2019, 2018 and 2017 was $82 million, $107 million and $117 million, respectively.

Stock Options
Table 21.5 summarizes stock option activity and related information for the stock plans. Options assumed in mergers are included in the activity and related information for Incentive Compensation Plans if originally issued under an employee plan, and in the activity and related information for Director Awards if originally issued under a director plan.
Table 21.5: Stock Option Activity

	Number	Weighted- average exercise price	Weighted- average remaining contractual term (in yrs.)	Aggregate intrinsic value (in millions)
Incentive compensation plans
Options outstanding as of December 31, 2018	8,343,157	$13.46
Canceled or forfeited	(170,141)	13.05
Exercised	(8,112,456)	13.34
Options exercisable and outstanding as of December 31, 2019	60,560	30.69	0.3	$1

The total intrinsic value to option holders, which is the stock market value in excess of the option exercise price, of options exercised during 2019, 2018 and 2017 was $291 million, $375 million and $623 million, respectively.
Cash received from the exercise of stock options for 2019, 2018 and 2017 was $108 million, $227 million and $602 million, respectively.
We do not have a specific policy on repurchasing shares to satisfy share option exercises. Rather, we have a general policy on repurchasing shares to meet common stock issuance requirements for our benefit plans (including share option exercises), conversion of our convertible securities, acquisitions and other corporate purposes. Various factors determine the amount and timing of our share repurchases, including our capital requirements, the number of shares we expect to issue for acquisitions and employee benefit plans, market conditions (including the trading price of our stock), and regulatory and legal considerations. These factors can change at any time, and there can be no assurance as to the number of shares we will repurchase or when we will repurchase them.

Employee Stock Ownership Plan
The Wells Fargo & Company 401(k) Plan (401(k) Plan) is a defined contribution plan with an Employee Stock Ownership Plan (ESOP) feature. The ESOP feature enables the 401(k) Plan to borrow money to purchase our preferred or common stock. From 1994 through 2019, with the exception of 2009, we loaned money to the 401(k) Plan to purchase shares of our ESOP preferred stock. As our employer contributions are made to the 401(k) Plan and are used to make ESOP loan payments, the ESOP preferred stock in the 401(k) Plan is released and converted into our common stock shares. Dividends on the common stock shares allocated as a result of the release and conversion of the ESOP preferred stock reduce retained earnings, and the shares are considered outstanding for computing earnings per share. Dividends on the unallocated
ESOP preferred stock do not reduce retained earnings, and the shares are not considered to be common stock equivalents for computing earnings per share. Loan principal and interest payments are made from our employer contributions to the 401(k) Plan, along with dividends paid on the ESOP preferred stock. With each principal and interest payment, a portion of the ESOP preferred stock is released and converted to common stock shares, which are allocated to the 401(k) Plan participants and invested in the Wells Fargo ESOP Fund within the 401(k) Plan.
Table 21.6 presents the balance of common stock and unreleased preferred stock held in the Wells Fargo ESOP fund, the fair value of unreleased ESOP preferred stock and the dividends on allocated shares of common stock and unreleased ESOP Preferred Stock paid to the 401(k) Plan.

Table 21.6: Common Stock and Unreleased Preferred Stock in the Wells Fargo ESOP Fund

	Shares outstanding
	December 31,
(in millions, except shares)	2019	2018	2017
Allocated shares (common)	138,978,383	138,182,911	124,670,717
Unreleased shares (preferred)	1,071,418	1,406,460	1,556,104
Fair value of unreleased ESOP preferred shares	$1,072	1,407	1,556

	Dividends paid
	Year ended December 31,
	2019	2018	2017
Allocated shares (common)	$233	213	195
Unreleased shares (preferred)	101	159	166